SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss Per Ordinary Share (Detail) - USD ($)	2 Months Ended	3 Months Ended			6 Months Ended
	Dec. 31, 2019	Jun. 30, 2020		Mar. 31, 2020	Jun. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net loss	$ (17,631)	$ (56,565)		$ 0	$ (56,565)
Less: Income attributable to ordinary shares subject to possible redemption		(61,695)			(61,695)
Adjusted net loss		$ (118,260)			$ (118,260)
Weighted average shares outstanding, basic and diluted	1	22,399,101	[1]		18,221,528	[1]
Basic and diluted net loss per ordinary share	$ (17,631)	$ (0.01)	[2]		$ (0.01)	[2]

[1]	Excludes an aggregate of 79,513,276 shares subject to possible redemption.
[2]	Net loss per ordinary share - basic and diluted excludes income attributable to ordinary shares subject to possible redemption of $61,695 for each of the three and six months ended June 30, 2020 (see Note 2).